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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number: 1
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      W.P. Stewart & Co., Ltd.
Address:   43 Cedar Avenue, P.O. Box HM 2905
           Hamilton HM 12
           Bermuda

Form 13F File Number: 28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lisa D. Levey
Title:   General Counsel, Assistant Secretary
Phone:   212-750-8585

Signature, Place, and Date of Signing:

       /s/ LISA D. LEVEY         New York, NY         6 August 2001
      ---------------------      -----------------    -------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Report Summary:

Number of Other Included Managers:                     0
                                          --------------
Form 13F Information Table Entry Total:               34
                                          --------------
Form 13F Information Table Value Total:   $    9,049,929
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                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                                                    FORM 13F INFORMATION TABLE
                                           REPORTING MANAGER: W.P. STEWART & CO., LTD.



DATE AS OF 6/30/01


COLUMN 1                      COLUMN 2           COLUMN 3    COLUMN 4         COLUMN 5    COLUMN 6 COLUMN 7      COLUMN 8
--------                      --------           --------    --------         --------    -------- --------      --------
                                                             Market
                                                              Value     Shares/      Put/ Investment
Name Of issuer                Title Of Class     Cusip        x1000 Prn Amt SH/Prn   Call Discret    Managers Sole Shared   None
--------------                --------------     -----        ----- ---------------- ---- -------    -------- ---- ------   -----
AUTOMATIC DATA PROCESSING INC   COMMON STOCK     053015103    784387  15782427 SH           SOLE                            15782427
CVS CORP                        COMMON STOCK     126650100    293887   7613659 SH           SOLE                             7613659
CINTAS CORP                     COMMON STOCK     172908105      3649     78900 SH           SOLE                               78900
COCA-COLA CO                    COMMON STOCK     191216100    148520   3300451 SH           SOLE                             3300451
COSTCO WHOLESALE CORP-NEW       COMMON STOCK     22160K105     96136   2340215 SH           SOLE                             2340215
DELL COMPUTER CORP              COMMON STOCK     247025109    315257  12055703 SH           SOLE                            12055703
WALT DISNEY CO HOLDING CO       COMMON STOCK     254687106    310314  10741210 SH           SOLE                            10741210
EMC CORP-MASS                   COMMON STOCK     268648102       749     25790 SH           SOLE                               25790
FIRST DATA CORP                 COMMON STOCK     319963104    588354   9157261 SH           SOLE                             9157261
GENERAL ELECTRIC CO             COMMON STOCK     369604103    471905   9680097 SH           SOLE                             9680097
GILLETTE CO                     COMMON STOCK     375766102     18594    641382 SH           SOLE                              641382
HOME DEPOT INC                  COMMON STOCK     437076102     14702    315835 SH           SOLE                              315835
JOHNSON & JOHNSON               COMMON STOCK     478160104    625944  12518878 SH           SOLE                            12518878
KOHLS CORP                      COMMON STOCK     500255104      5170     82413 SH           SOLE                               82413
ESTEE LAUDER COMPANIES INC      COMMON STOCK     518439104    350869   8140819 SH           SOLE                             8140819
ELI LILLY & CO                  COMMON STOCK     532457108    128023   1730040 SH           SOLE                             1730040
MARRIOTT INTERNATIONAL INC NEW  COMMON STOCK     571903202    417271   8814350 SH           SOLE                             8814350
MEDTRONIC INC                   COMMON STOCK     585055106     72161   1568375 SH           SOLE                             1568375
MERCK & CO INC                  COMMON STOCK     589331107    600187   9391124 SH           SOLE                             9391124
MICROSOFT CORP                  COMMON STOCK     594918104    488381   6690154 SH           SOLE                             6690154
NEW YORK TIMES CO-CL A          COMMON STOCK     650111107    414647   9872540 SH           SOLE                             9872540
***NOKIA CORP-SPONSORED ADR     COMMON STOCK     654902204    325619  14774012 SH           SOLE                            14774012
NORTHERN TRUST CORP             COMMON STOCK     665859104    169483   2711725 SH           SOLE                             2711725
OMNICOM GROUP INC               COMMON STOCK     681919106     30702    357000 SH           SOLE                              357000
PFIZER INC                      COMMON STOCK     717081103    419685  10479030 SH           SOLE                            10479030
SAFEWAY INC                     COMMON STOCK     786514208    220688   4597677 SH           SOLE                             4597677
STARBUCKS CORP                  COMMON STOCK     855244109    164249   7141252 SH           SOLE                             7141252
STATE STREET CORP               COMMON STOCK     857477103    366620   7407960 SH           SOLE                             7407960
STRYKER CORP                    COMMON STOCK     863667101    163457   2980077 SH           SOLE                             2980077
SYSCO CORP                      COMMON STOCK     871829107    149270   5497956 SH           SOLE                             5497956
VIACOM INC-CL B FORMLY NON VTG  COMMON STOCK     925524308    353999   6840570 SH           SOLE                             6840570
WAL-MART STORES INC             COMMON STOCK     931142103     26001    532808 SH           SOLE                              532808
WALGREEN CO                     COMMON STOCK     931422109    290892   8518067 SH           SOLE                             8518067
WM WRIGLEY JR CO                COMMON STOCK     982526105    220157   4699199 SH           SOLE                             4699199

                                                             9049929                        No. of Other Managers         0


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